Employee Benefits (Details 3) - TWD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Actuarial assumption of discount rates [member]
Disclosure of affected defined benefit obligation amount with changes in assumptions
Increase (decrease) in defined benefit obligation due to 0.25% increase in actuarial assumption	$ (158,160)	$ (156,764)
Increase (decrease) in defined benefit obligation due to 0.25% decrease in actuarial assumption	167,594	166,453
Actuarial assumption of expected rates of salary increases [member]
Disclosure of affected defined benefit obligation amount with changes in assumptions
Increase (decrease) in defined benefit obligation due to 0.25% increase in actuarial assumption	164,867	164,140
Increase (decrease) in defined benefit obligation due to 0.25% decrease in actuarial assumption	$ (156,470)	$ (155,466)